Accounting Policies and Practices - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020	Jul. 01, 2021
Accounting Policies And Practices [Line Items]
Cash and cash equivalents	$ 372		$ 250
Allowance for expected credit losses	5		9
Foreign exchange gains (losses)	(4)		$ 1
Business combination tax receivable agreement percentage of benefit deemed to realize			85.00%
Minimum percentage of unrecognized tax benefit likely to be realized			50.00%
Fiduciary assets	$ 1,280		$ 1,509
Alight Holdings
Accounting Policies And Practices [Line Items]
Allowance for expected credit losses					$ 0
Foreign exchange gains (losses)		$ (9)		$ 2